Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows (Used In) Operating Activities
Net loss	$ (2,090,889)	$ (3,913,990)
Non-cash items:
Stock-based compensation expense	664,208	259,300
Acquired in-process research and development		2,000,000
Depreciation expense	100	51
Expenses paid by Sanovas on behalf of Company, net	664,914	1,225,014
Changes in operating assets and liabilities:
Increase in accounts payable and accrued liabilities	409,440	225,198
Increase in accrued interest payable	3,840	5,140
Total adjustments	1,742,502	3,714,703
Net cash (used in) operating activities	(348,387)	(199,287)
Cash Flows (Used In) Investing activities - Equipment purchase		(307)
Cash Flows From Financing Activities
Proceeds from common stock sold, net of costs		60,500
Proceeds from exercise of options and warrants		25,000
Advances from related parties	348,349	109,185
Net cash provided by financing activities	348,349	194,685
Net increase (decrease) in cash	(38)	(4,909)
Cash at beginning of year	38	4,947
Cash at end of year	0	38
Supplemental information:
Interest paid
Income taxes paid
Retirement of due to Sanovas through the issuance of common stock to Sanovas Opthalmology LLC (Note C)	1,090,087	939,802
Offset of note payable-affiliates through the exercise of warrants		$ 25,000